UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Raytheon Co. (a)	66,761	$7,294,307
Air Freight & Logistics — 1.2%
FedEx Corp. (a)	55,251	7,955,039
Airlines — 2.2%
Southwest Airlines Co. (a)	268,545	10,215,452
United Continental Holdings, Inc. (a)(b)	72,635	3,853,287

		14,068,739
Auto Components — 2.0%
Goodyear Tire & Rubber Co. (a)	99,400	2,915,402
Lear Corp. (a)	89,000	9,681,420

		12,596,822
Banks — 11.7%
Bank of America Corp. (a)	914,788	14,252,397
Citigroup, Inc. (a)	313,187	15,537,207
JPMorgan Chase & Co. (a)	340,165	20,739,860
SunTrust Banks, Inc. (a)	225,820	8,635,357
U.S. Bancorp. (a)	383,915	15,744,354

		74,909,175
Beverages — 2.1%
Dr. Pepper Snapple Group, Inc. (a)	101,200	7,999,860
Molson Coors Brewing Co., Class B (a)	62,570	5,194,561

		13,194,421
Biotechnology — 2.3%
Amgen, Inc. (a)	78,610	10,873,335
Gilead Sciences, Inc. (a)	40,900	4,015,971

		14,889,306
Building Products — 0.5%
Owens Corning (a)	76,400	3,201,924
Capital Markets — 1.7%
Goldman Sachs Group, Inc. (a)	64,223	11,159,389
Chemicals — 0.7%
Dow Chemical Co. (a)	110,102	4,668,325
Communications Equipment — 2.9%
Brocade Communications Systems, Inc. (a)	489,101	5,076,868
Cisco Systems, Inc. (a)	519,422	13,634,828

		18,711,696
Construction & Engineering — 1.0%
AECOM (a)(b)	230,700	6,346,557
Consumer Finance — 0.9%
Discover Financial Services (a)	25,523	1,326,941
SLM Corp. (b)	619,946	4,587,600

		5,914,541
Containers & Packaging — 0.5%
Packaging Corp. of America (a)	54,243	3,263,259
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp. (a)	39,000	1,593,540

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A (a)(b)	15,221	$1,165,168

		2,758,708
Energy Equipment & Services — 2.3%
Atwood Oceanics, Inc. (a)	168,235	2,491,560
Schlumberger Ltd. (a)	158,799	10,952,367
Weatherford International PLC (a)(b)	175,445	1,487,774

		14,931,701
Food & Staples Retailing — 3.2%
CVS Health Corp. (a)	208,487	20,114,826
Kroger Co. (a)	20,288	731,788

		20,846,614
Food Products — 0.7%
Pilgrim’s Pride Corp. (a)	55,078	1,144,521
Tyson Foods, Inc., Class A (a)	77,426	3,337,061

		4,481,582
Health Care Equipment & Supplies — 0.1%
Medtronic PLC (a)	9,440	631,914
Health Care Providers & Services — 12.5%
Aetna, Inc. (a)	141,108	15,438,626
Centene Corp. (a)(b)	110,000	5,965,300
Cigna Corp. (a)	103,000	13,907,060
Express Scripts Holding Co. (a)(b)	24,200	1,959,232
Humana, Inc. (a)	37,018	6,626,222
Laboratory Corp. of America Holdings (a)(b)	66,089	7,168,674
McKesson Corp. (a)	36,011	6,663,115
UnitedHealth Group, Inc. (a)	117,120	13,587,091
Universal Health Services, Inc., Class B (a)	73,090	9,122,363

		80,437,683
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp. (a)	270,868	13,462,140
Las Vegas Sands Corp. (a)	48,560	1,843,823

		15,305,963
Household Durables — 1.1%
DR Horton, Inc. (a)	73,298	2,152,029
Lennar Corp., Class A (a)	46,720	2,248,634
NVR, Inc. (b)	890	1,357,446
Toll Brothers, Inc. (a)(b)	38,777	1,327,724

		7,085,833
Industrial Conglomerates — 0.6%
3M Co. (a)	25,149	3,565,374
Insurance — 3.6%
American International Group, Inc. (a)	289,695	16,460,470
Travelers Cos., Inc. (a)	67,248	6,693,193

		23,153,663
Internet & Catalog Retail — 1.0%
Priceline Group, Inc. (a)(b)	5,344	6,609,780

Portfolio Abbreviations

ADR	American Depositary Receipt	SPDR	Standard & Poor’s Depositary Receipt	USD	U.S. Dollar

SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Common Stocks	Shares	Value
Internet Software & Services — 4.4%
Facebook, Inc., Class A (a)(b)	94,311	$8,478,559
Google, Inc., Class A (a)(b)	15,622	9,972,616
Google, Inc., Class C (a)(b)	15,656	9,525,424

		27,976,599
IT Services — 4.4%
Amdocs Ltd. (a)	100,591	5,721,616
Cognizant Technology Solutions Corp., Class A (a)(b)	173,734	10,877,486
DST Systems, Inc. (a)	33,036	3,473,405
MasterCard, Inc., Class A (a)	40,453	3,645,624
Total System Services, Inc.	103,151	4,686,150

		28,404,281
Media — 3.7%
Comcast Corp., Class A (a)	312,005	17,746,844
Omnicom Group, Inc. (a)	38,563	2,541,302
Viacom, Inc., Class B (a)	80,600	3,477,890

		23,766,036
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc. (a)	103,211	4,351,376
Oil, Gas & Consumable Fuels — 3.2%
BP PLC — ADR (a)	200,430	6,125,141
Exxon Mobil Corp. (a)(c)	26,826	1,994,513
Hess Corp. (a)	19,409	971,615
PBF Energy, Inc., Class A	52,486	1,481,680
Suncor Energy, Inc. (a)	247,445	6,611,730
Tesoro Corp. (a)	21,244	2,065,767
Valero Energy Corp. (a)	22,400	1,346,240

		20,596,686
Paper & Forest Products — 0.6%
Domtar Corp.	98,685	3,527,989
Pharmaceuticals — 2.6%
AstraZeneca PLC — ADR (a)	82,236	2,616,750
Johnson & Johnson (a)	23,783	2,220,143
Merck & Co., Inc. (a)	4,075	201,264
Pfizer, Inc. (a)	21,481	674,718
Teva Pharmaceutical Industries Ltd. — ADR (a)	199,510	11,264,335

		16,977,210
Semiconductors & Semiconductor Equipment — 2.1%
Intel Corp. (a)	124,655	3,757,102
Micron Technology, Inc. (a)(b)	355,100	5,319,398
NVIDIA Corp. (a)	171,400	4,225,010

		13,301,510
Software — 3.0%
Activision Blizzard, Inc. (a)	196,100	6,057,529
Microsoft Corp. (a)(c)	191,005	8,453,881

Common Stocks	Shares	Value
Software (continued)
Oracle Corp. (a)	138,025	$4,985,463

		19,496,873
Specialty Retail — 5.5%
Home Depot, Inc. (a)	114,649	13,240,813
Lowe’s Cos., Inc. (a)	248,449	17,123,105
Ross Stores, Inc. (a)	109,090	5,287,592

		35,651,510
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc. (a)	158,627	17,496,554
EMC Corp.	94,672	2,287,276
Western Digital Corp. (a)	117,110	9,303,218

		29,087,048
Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group, Inc. (a)(b)	31,095	1,737,589
Tobacco — 2.0%
Altria Group, Inc. (a)	230,285	12,527,504
Total Common Stocks — 95.7%		615,384,526

Investment Companies
Investment Companies — 0.4%
Utilities Select Sector SPDR Fund	56,000	2,424,240
Total Long-Term Investments (Cost — $649,518,102) — 96.1%		617,808,766

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	28,229,516	28,229,516
Total Short-Term Securities (Cost — $28,229,516) — 4.4%		28,229,516
Total Investments Before Options Written (Cost — $677,747,618*) — 100.5%		646,038,282

Options Written
(Premiums Received — $6,787,790) — (0.6)%		(3,527,255)
Total Investments Net of Options Written — 99.9%		642,511,027
Other Assets Less Liabilities — 0.1%		444,143

Net Assets — 100.0%		$642,955,170

Notes to Schedule of Investments

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$699,493,502

Gross unrealized appreciation	$20,666,242
Gross unrealized depreciation	(74,121,462)

Net unrealized depreciation	$(53,455,220)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Represents the current yield as of report date.

2	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

(e)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,879,452	26,350,064	28,229,516	$19,133
BlackRock Liquidity Series, LLC Money Market Series	$673,750	$(673,750)	—	$9,555	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Aetna, Inc.	Call	10/02/15	USD	119.00	150	$(525)
Aetna, Inc.	Call	10/02/15	USD	120.00	146	(365)
Aetna, Inc.	Call	10/02/15	USD	121.00	120	(1,560)
American International Group, Inc.	Call	10/02/15	USD	62.00	650	(7,150)
Amgen, Inc.	Call	10/02/15	USD	162.50	61	(305)
Apple, Inc.	Call	10/02/15	USD	117.00	60	(90)
Apple, Inc.	Call	10/02/15	USD	118.00	60	(90)
Apple, Inc.	Call	10/02/15	USD	120.00	32	(32)
Bank of America Corp.	Call	10/02/15	USD	17.50	1,383	(1,383)
Cisco Systems, Inc.	Call	10/02/15	USD	27.00	287	(287)
Citigroup, Inc.	Call	10/02/15	USD	57.50	190	(1,330)
Cognizant Technology Solutions Corp., Class A	Call	10/02/15	USD	67.50	524	(13,100)
CVS Health Corp.	Call	10/02/15	USD	106.00	550	(13,750)
Discover Financial Services	Call	10/02/15	USD	53.00	128	(1,280)
Dow Chemical Co.	Call	10/02/15	USD	46.00	245	(735)
DR Horton, Inc.	Call	10/02/15	USD	31.50	92	(736)
Exxon Mobil Corp.	Call	10/02/15	USD	75.50	34	(476)
Facebook, Inc., Class A	Call	10/02/15	USD	94.50	40	(80)
Gilead Sciences, Inc.	Call	10/02/15	USD	112.00	60	(390)
Goldman Sachs Group, Inc.	Call	10/02/15	USD	205.00	237	(11,850)
Goodyear Tire & Rubber Co.	Call	10/02/15	USD	31.50	100	(500)
Google, Inc., Class C	Call	10/02/15	USD	665.00	20	(300)
Home Depot, Inc.	Call	10/02/15	USD	119.00	50	(150)
JPMorgan Chase & Co.	Call	10/02/15	USD	69.50	452	(904)
Las Vegas Sands Corp.	Call	10/02/15	USD	55.00	67	(670)
MasterCard, Inc., Class A	Call	10/02/15	USD	95.00	152	(2,280)
Medtronic PLC	Call	10/02/15	USD	77.50	2	(8)
Microsoft Corp.	Call	10/02/15	USD	45.00	9	(58)
Microsoft Corp.	Call	10/02/15	USD	47.50	187	(187)
NVIDIA Corp.	Call	10/02/15	USD	23.50	75	(8,700)
Oracle Corp.	Call	10/02/15	USD	38.50	344	(344)
Oracle Corp.	Call	10/02/15	USD	40.50	249	(2,739)
Southwest Airlines Co.	Call	10/02/15	USD	39.00	100	(750)
Southwest Airlines Co.	Call	10/02/15	USD	40.00	100	(500)
Suncor Energy, Inc.	Call	10/02/15	USD	28.00	275	(825)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/02/15	USD	70.00	164	(492)
Toll Brothers, Inc.	Call	10/02/15	USD	38.50	105	(1,050)
United Continental Holdings, Inc.	Call	10/02/15	USD	60.00	117	(1,170)
UnitedHealth Group, Inc.	Call	10/02/15	USD	119.00	110	(3,575)
Western Digital Corp.	Call	10/02/15	USD	84.00	65	(1,040)
Western Digital Corp.	Call	10/02/15	USD	85.00	65	(520)
SunTrust Banks, Inc.	Call	10/05/15	USD	42.40	941	(36)

SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Raytheon Co.	Call	10/06/15	USD	107.01	82	$(18,671)
Aetna, Inc.	Call	10/09/15	USD	123.00	120	(2,700)
Altria Group, Inc.	Call	10/09/15	USD	55.50	250	(8,000)
American International Group, Inc.	Call	10/09/15	USD	60.50	150	(1,275)
Amgen, Inc.	Call	10/09/15	USD	157.50	97	(1,358)
Apple, Inc.	Call	10/09/15	USD	117.00	194	(2,619)
Bank of America Corp.	Call	10/09/15	USD	17.00	925	(1,388)
Cisco Systems, Inc.	Call	10/09/15	USD	26.50	745	(15,272)
Citigroup, Inc.	Call	10/09/15	USD	55.00	151	(604)
Cognizant Technology Solutions Corp., Class A	Call	10/09/15	USD	64.00	126	(6,615)
Comcast Corp., Class A	Call	10/09/15	USD	58.50	842	(23,576)
Dow Chemical Co.	Call	10/09/15	USD	47.50	74	(444)
Facebook, Inc., Class A	Call	10/09/15	USD	92.00	210	(20,370)
Goldman Sachs Group, Inc.	Call	10/09/15	USD	185.00	84	(2,016)
Goodyear Tire & Rubber Co.	Call	10/09/15	USD	30.50	230	(4,600)
Google, Inc., Class A	Call	10/09/15	USD	665.00	19	(3,088)
Google, Inc., Class A	Call	10/09/15	USD	675.00	25	(1,562)
Google, Inc., Class C	Call	10/09/15	USD	622.50	20	(7,800)
Google, Inc., Class C	Call	10/09/15	USD	645.00	15	(788)
Hess Corp.	Call	10/09/15	USD	60.00	170	(2,210)
Home Depot, Inc.	Call	10/09/15	USD	118.00	136	(8,092)
Intel Corp.	Call	10/09/15	USD	30.00	86	(5,461)
Las Vegas Sands Corp.	Call	10/09/15	USD	47.50	140	(700)
Medtronic PLC	Call	10/09/15	USD	72.00	21	(284)
Merck & Co., Inc.	Call	10/09/15	USD	57.00	10	(50)
Microsoft Corp.	Call	10/09/15	USD	44.00	180	(14,760)
Microsoft Corp.	Call	10/09/15	USD	45.50	100	(1,750)
Pfizer, Inc.	Call	10/09/15	USD	34.00	29	(174)
Schlumberger Ltd.	Call	10/09/15	USD	77.50	247	(4,940)
Schlumberger Ltd.	Call	10/09/15	USD	80.00	90	(720)
Southwest Airlines Co.	Call	10/09/15	USD	39.00	190	(6,650)
Tesoro Corp.	Call	10/09/15	USD	98.00	52	(22,360)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/09/15	USD	64.50	272	(3,808)
U.S. Bancorp.	Call	10/09/15	USD	42.50	243	(2,794)
UnitedHealth Group, Inc.	Call	10/09/15	USD	116.00	83	(21,206)
Valero Energy Corp.	Call	10/09/15	USD	62.00	110	(10,450)
Weatherford International PLC	Call	10/09/15	USD	11.00	292	(2,044)
Dr. Pepper Snapple Group, Inc.	Call	10/15/15	USD	78.51	267	(43,649)
AECOM	Call	10/16/15	USD	27.50	523	(39,225)
AECOM	Call	10/16/15	USD	30.00	130	(1,950)
Altria Group, Inc.	Call	10/16/15	USD	55.00	316	(23,700)
Amdocs Ltd.	Call	10/16/15	USD	60.00	50	(2,500)
Amgen, Inc.	Call	10/16/15	USD	160.00	97	(388)
Apple, Inc.	Call	10/16/15	USD	120.00	178	(2,492)
Atwood Oceanics, Inc.	Call	10/16/15	USD	20.00	210	(3,150)
Bank of America Corp.	Call	10/16/15	USD	17.00	446	(1,561)
Brocade Communications Systems, Inc.	Call	10/16/15	USD	11.00	1,150	(10,350)
Centene Corp.	Call	10/16/15	USD	65.00	325	(9,750)
Cigna Corp.	Call	10/16/15	USD	145.00	275	(5,500)
Cisco Systems, Inc.	Call	10/16/15	USD	27.00	620	(9,610)
Citigroup, Inc.	Call	10/16/15	USD	55.00	245	(2,695)
Cognizant Technology Solutions Corp., Class A	Call	10/16/15	USD	65.00	102	(5,100)
Dr. Pepper Snapple Group, Inc.	Call	10/16/15	USD	80.00	93	(9,068)
DST Systems, Inc.	Call	10/16/15	USD	110.00	110	(15,675)
Express Scripts Holding Co.	Call	10/16/15	USD	87.50	61	(1,068)
Facebook, Inc., Class A	Call	10/16/15	USD	94.50	135	(10,665)
Facebook, Inc., Class A	Call	10/16/15	USD	95.00	31	(2,046)
FedEx Corp.	Call	10/16/15	USD	165.00	134	(737)
Goodyear Tire & Rubber Co.	Call	10/16/15	USD	32.00	150	(1,500)
Google, Inc., Class A	Call	10/16/15	USD	675.00	20	(12,900)
Google, Inc., Class C	Call	10/16/15	USD	635.00	9	(7,335)
Home Depot, Inc.	Call	10/16/15	USD	115.00	56	(14,000)

4	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Kroger Co.	Call	10/16/15	USD	36.25	26	$(1,885)
Laboratory Corp. of America Holdings	Call	10/16/15	USD	125.00	165	(8,250)
Las Vegas Sands Corp.	Call	10/16/15	USD	50.00	73	(110)
Lear Corp.	Call	10/16/15	USD	110.00	124	(28,520)
Lear Corp.	Call	10/16/15	USD	115.00	124	(7,440)
Lennar Corp., Class A	Call	10/16/15	USD	52.50	27	(405)
Lennar Corp., Class A	Call	10/16/15	USD	55.00	137	(411)
Lowe’s Cos., Inc.	Call	10/16/15	USD	70.00	500	(41,750)
Lowe’s Cos., Inc.	Call	10/16/15	USD	72.50	162	(3,078)
McKesson Corp.	Call	10/16/15	USD	210.00	115	(2,875)
Micron Technology, Inc.	Call	10/16/15	USD	18.00	900	(13,950)
Microsoft Corp.	Call	10/16/15	USD	45.00	54	(2,808)
Microsoft Corp.	Call	10/16/15	USD	46.00	188	(3,760)
Molson Coors Brewing Co., Class B	Call	10/16/15	USD	77.50	200	(138,000)
NVIDIA Corp.	Call	10/16/15	USD	22.00	200	(55,400)
Omnicom Group, Inc.	Call	10/16/15	USD	70.00	96	(3,360)
Oracle Corp.	Call	10/16/15	USD	40.00	249	(249)
Owens Corning	Call	10/16/15	USD	46.00	75	(938)
Owens Corning	Call	10/16/15	USD	47.00	116	(1,450)
Packaging Corp. of America	Call	10/16/15	USD	70.00	170	(3,825)
Pilgrim’s Pride Corp.	Call	10/16/15	USD	22.00	140	(2,800)
Priceline Group, Inc.	Call	10/16/15	USD	1,240.00	7	(20,580)
Raytheon Co.	Call	10/16/15	USD	110.00	40	(5,320)
Ross Stores, Inc.	Call	10/16/15	USD	50.00	100	(5,000)
Ross Stores, Inc.	Call	10/16/15	USD	52.50	380	(3,800)
Southwest Airlines Co.	Call	10/16/15	USD	40.00	665	(16,625)
Tesoro Corp.	Call	10/16/15	USD	100.00	30	(11,400)
Tesoro Corp.	Call	10/16/15	USD	105.00	25	(5,538)
Toll Brothers, Inc.	Call	10/16/15	USD	37.00	88	(1,760)
Tyson Foods, Inc., Class A	Call	10/16/15	USD	43.00	100	(10,250)
Tyson Foods, Inc., Class A	Call	10/16/15	USD	44.00	95	(5,462)
U.S. Bancorp.	Call	10/16/15	USD	43.00	176	(2,552)
U.S. Bancorp.	Call	10/16/15	USD	45.00	310	(310)
Universal Health Services, Inc., Class B	Call	10/16/15	USD	140.00	166	(7,470)
Universal Health Services, Inc., Class B	Call	10/16/15	USD	145.00	200	(10,000)
Viacom, Inc., Class B	Call	10/16/15	USD	45.00	56	(5,040)
Western Digital Corp.	Call	10/16/15	USD	87.50	207	(9,418)
Zebra Technologies Corp., Class A	Call	10/16/15	USD	90.00	152	(7,600)
3M Co.	Call	10/23/15	USD	143.00	126	(35,595)
Activision Blizzard, Inc.	Call	10/23/15	USD	31.50	229	(16,488)
Altria Group, Inc.	Call	10/23/15	USD	56.00	250	(13,875)
Amgen, Inc.	Call	10/23/15	USD	155.00	69	(2,794)
Apple, Inc.	Call	10/23/15	USD	115.00	120	(15,420)
Bank of America Corp.	Call	10/23/15	USD	16.50	440	(5,940)
BP PLC — ADR	Call	10/23/15	USD	31.00	250	(18,625)
Cisco Systems, Inc.	Call	10/23/15	USD	26.50	125	(5,250)
Citigroup, Inc.	Call	10/23/15	USD	52.50	187	(9,911)
Comcast Corp., Class A	Call	10/23/15	USD	58.50	360	(24,480)
Dow Chemical Co.	Call	10/23/15	USD	46.50	72	(1,944)
DR Horton, Inc.	Call	10/23/15	USD	32.50	210	(3,150)
Express Scripts Holding Co.	Call	10/23/15	USD	85.50	66	(3,960)
Exxon Mobil Corp.	Call	10/23/15	USD	74.00	33	(6,386)
Exxon Mobil Corp.	Call	10/23/15	USD	76.00	33	(3,102)
Facebook, Inc., Class A	Call	10/23/15	USD	95.00	37	(4,625)
FedEx Corp.	Call	10/23/15	USD	155.00	143	(8,080)
Gilead Sciences, Inc.	Call	10/23/15	USD	110.00	160	(5,040)
Goodyear Tire & Rubber Co.	Call	10/23/15	USD	31.00	100	(3,500)
Google, Inc., Class C	Call	10/23/15	USD	642.50	15	(14,550)
Home Depot, Inc.	Call	10/23/15	USD	118.00	136	(19,448)
Home Depot, Inc.	Call	10/23/15	USD	119.00	106	(11,342)
Humana, Inc.	Call	10/23/15	USD	190.00	93	(18,368)
Intel Corp.	Call	10/23/15	USD	31.50	135	(5,670)
JPMorgan Chase & Co.	Call	10/23/15	USD	64.00	400	(17,400)
MasterCard, Inc., Class A	Call	10/23/15	USD	91.50	25	(3,900)
Merck & Co., Inc.	Call	10/23/15	USD	54.50	10	(105)

SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Microsoft Corp.	Call	10/23/15	USD	45.50	92	$(7,084)
NVIDIA Corp.	Call	10/23/15	USD	24.00	285	(37,050)
Pfizer, Inc.	Call	10/23/15	USD	33.50	40	(760)
Schlumberger Ltd.	Call	10/23/15	USD	76.50	303	(8,787)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/23/15	USD	63.00	246	(5,535)
Teva Pharmaceutical Industries Ltd. — ADR	Call	10/23/15	USD	66.00	169	(1,098)
United Continental Holdings, Inc.	Call	10/23/15	USD	63.50	124	(1,488)
Western Digital Corp.	Call	10/23/15	USD	85.50	248	(27,404)
Exxon Mobil Corp.	Call	10/28/15	USD	74.00	34	(6,969)
Activision Blizzard, Inc.	Call	10/30/15	USD	31.00	320	(35,200)
American International Group, Inc.	Call	10/30/15	USD	61.50	500	(11,000)
Amgen, Inc.	Call	10/30/15	USD	150.00	71	(11,254)
Apple, Inc.	Call	10/30/15	USD	121.00	149	(15,124)
AstraZeneca PLC — ADR	Call	10/30/15	USD	35.00	205	(3,075)
Cisco Systems, Inc.	Call	10/30/15	USD	26.50	695	(34,402)
Citigroup, Inc.	Call	10/30/15	USD	52.00	501	(40,330)
Cognizant Technology Solutions Corp., Class A	Call	10/30/15	USD	64.50	100	(11,250)
CVS Health Corp.	Call	10/30/15	USD	102.00	489	(36,186)
Facebook, Inc., Class A	Call	10/30/15	USD	97.50	64	(9,280)
Google, Inc., Class A	Call	10/30/15	USD	670.00	20	(25,700)
Humana, Inc.	Call	10/30/15	USD	187.50	92	(25,760)
Intel Corp.	Call	10/30/15	USD	30.00	67	(7,973)
Johnson & Johnson	Call	10/30/15	USD	98.00	59	(3,894)
JPMorgan Chase & Co.	Call	10/30/15	USD	62.50	96	(10,368)
JPMorgan Chase & Co.	Call	10/30/15	USD	64.50	466	(22,601)
Microsoft Corp.	Call	10/30/15	USD	45.50	92	(7,912)
Microsoft Corp.	Call	10/30/15	USD	46.00	54	(3,672)
Pfizer, Inc.	Call	10/30/15	USD	33.50	19	(560)
Priceline Group, Inc.	Call	10/30/15	USD	1,350.00	12	(8,280)
Southwest Airlines Co.	Call	10/30/15	USD	40.00	200	(13,000)
UnitedHealth Group, Inc.	Call	10/30/15	USD	124.00	391	(54,345)
Utilities Select Sector SPDR Fund	Call	10/30/15	USD	43.50	280	(20,440)
Public Service Enterprise Group, Inc.	Call	11/03/15	USD	40.65	50	(10,357)
CDW Corp.	Call	11/05/15	USD	41.01	195	(27,171)
Aetna, Inc.	Call	11/06/15	USD	119.00	170	(31,450)
Altria Group, Inc.	Call	11/06/15	USD	56.50	455	(32,760)
American International Group, Inc.	Call	11/06/15	USD	58.00	148	(20,276)
Bank of America Corp.	Call	11/06/15	USD	16.50	1,379	(32,406)
Cisco Systems, Inc.	Call	11/06/15	USD	27.00	125	(4,625)
Citigroup, Inc.	Call	11/06/15	USD	52.00	291	(26,772)
Comcast Corp., Class A	Call	11/06/15	USD	58.00	360	(52,380)
Dow Chemical Co.	Call	11/06/15	USD	43.50	160	(24,000)
DR Horton, Inc.	Call	11/06/15	USD	32.00	65	(2,178)
Fossil Group, Inc.	Call	11/06/15	USD	61.50	155	(6,588)
Home Depot, Inc.	Call	11/06/15	USD	120.00	90	(12,150)
Intel Corp.	Call	11/06/15	USD	30.00	167	(20,458)
JPMorgan Chase & Co.	Call	11/06/15	USD	63.00	143	(15,158)
MasterCard, Inc., Class A	Call	11/06/15	USD	92.00	25	(5,600)
Medtronic PLC	Call	11/06/15	USD	70.50	12	(966)
NVIDIA Corp.	Call	11/06/15	USD	24.00	150	(23,400)
Schlumberger Ltd.	Call	11/06/15	USD	76.50	154	(6,622)
Southwest Airlines Co.	Call	11/06/15	USD	39.50	200	(19,500)
Teva Pharmaceutical Industries Ltd. — ADR	Call	11/06/15	USD	62.00	146	(8,979)
U.S. Bancorp.	Call	11/06/15	USD	43.00	420	(18,690)
United Continental Holdings, Inc.	Call	11/06/15	USD	57.50	121	(12,221)
Viacom, Inc., Class B	Call	11/10/15	USD	45.75	347	(50,267)
Travelers Cos., Inc.	Call	11/17/15	USD	101.75	84	(17,280)
Activision Blizzard, Inc.	Call	11/20/15	USD	31.00	320	(52,000)
Activision Blizzard, Inc.	Call	11/20/15	USD	33.00	110	(8,965)
Amdocs Ltd.	Call	11/20/15	USD	57.50	260	(45,500)
AstraZeneca PLC — ADR	Call	11/20/15	USD	35.00	205	(7,175)
Carnival Corp.	Call	11/20/15	USD	50.00	285	(57,712)

6	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Cognizant Technology Solutions Corp., Class A	Call	11/20/15	USD	65.00	17	$(3,188)
Intel Corp.	Call	11/20/15	USD	30.00	167	(22,211)
Johnson & Johnson	Call	11/20/15	USD	95.50	60	(10,773)
JPMorgan Chase & Co.	Call	11/20/15	USD	65.00	143	(9,581)
Laboratory Corp. of America Holdings	Call	11/20/15	USD	125.00	165	(6,600)
Lennar Corp., Class A	Call	11/20/15	USD	50.00	70	(11,375)
Lowe’s Cos., Inc.	Call	11/20/15	USD	70.00	545	(109,000)
McKesson Corp.	Call	11/20/15	USD	220.00	115	(3,162)
NVIDIA Corp.	Call	11/20/15	USD	25.00	150	(19,500)
Owens Corning	Call	11/20/15	USD	47.00	191	(11,460)
Pfizer, Inc.	Call	11/20/15	USD	34.00	20	(630)
Pilgrim’s Pride Corp.	Call	11/20/15	USD	22.00	135	(10,125)
Priceline Group, Inc.	Call	11/20/15	USD	1,285.00	7	(30,275)
Raytheon Co.	Call	11/20/15	USD	110.00	170	(51,850)
SunTrust Banks, Inc.	Call	11/20/15	USD	40.00	188	(15,134)
Tyson Foods, Inc., Class A	Call	11/20/15	USD	44.00	219	(29,565)
Total						$(2,784,278)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Domtar Corp.	Call	Citibank N.A.	10/02/15	USD	41.96	25,000	$—
U.S. Bancorp.	Call	Morgan Stanley & Co. International PLC	10/05/15	USD	42.60	38,500	(2,084)
Public Service Enterprise Group, Inc.	Call	Goldman Sachs International	10/06/15	USD	41.49	7,400	(7,003)
Centene Corp.	Call	Citibank N.A.	10/12/15	USD	65.01	27,500	(591)
Packaging Corp. of America	Call	Deutsche Bank AG	10/12/15	USD	72.00	16,000	(16)
SLM Corp.	Call	Morgan Stanley & Co. International PLC	10/12/15	USD	8.30	77,500	(1,207)
Amdocs Ltd.	Call	Deutsche Bank AG	10/15/15	USD	58.89	25,000	(8,361)
Carnival Corp.	Call	Morgan Stanley & Co. International PLC	10/15/15	USD	49.49	47,000	(63,824)
Domtar Corp.	Call	Citibank N.A.	10/15/15	USD	38.78	24,400	(4,567)
Total System Services, Inc.	Call	Citibank N.A.	10/15/15	USD	48.00	30,000	(7,683)
Travelers Cos., Inc.	Call	Morgan Stanley & Co. International PLC	10/15/15	USD	106.95	25,300	(805)
PBF Energy, Inc., Class A	Call	Citibank N.A.	10/19/15	USD	30.12	26,000	(17,241)
Public Service Enterprise Group, Inc.	Call	Morgan Stanley & Co. International PLC	10/21/15	USD	40.13	30,200	(70,342)
Total System Services, Inc.	Call	Morgan Stanley & Co. International PLC	10/22/15	USD	47.07	26,000	(14,231)
Carnival Corp.	Call	Morgan Stanley & Co. International PLC	10/29/15	USD	49.49	47,000	(86,629)
U.S. Bancorp.	Call	Morgan Stanley & Co. International PLC	10/29/15	USD	42.60	38,500	(20,983)
Carnival Corp.	Call	Credit Suisse International	10/30/15	USD	52.30	13,000	(10,102)
Cigna Corp.	Call	Citibank N.A.	10/30/15	USD	146.78	27,500	(12,938)
Dr. Pepper Snapple Group, Inc.	Call	Credit Suisse International	10/30/15	USD	79.91	19,000	(28,976)
DST Systems, Inc.	Call	Citibank N.A.	10/30/15	USD	107.12	6,500	(23,075)
Lear Corp.	Call	Morgan Stanley & Co. International PLC	10/30/15	USD	101.75	19,700	(187,117)
Lowe’s Cos., Inc.	Call	Citibank N.A.	10/30/15	USD	71.13	16,200	(13,561)
Raytheon Co.	Call	Credit Suisse International	10/30/15	USD	106.21	4,200	(15,005)
Ross Stores, Inc.	Call	Morgan Stanley & Co. International PLC	10/30/15	USD	50.82	13,000	(8,069)
Brocade Communications Systems, Inc.	Call	Morgan Stanley & Co. International PLC	11/02/15	USD	10.49	89,000	(34,964)
Kroger Co.	Call	Morgan Stanley & Co. International PLC	11/02/15	USD	38.42	2,500	(916)
Molson Coors Brewing Co., Class B	Call	Morgan Stanley & Co. International PLC	11/02/15	USD	82.60	20,000	(84,488)
Brocade Communications Systems, Inc.	Call	Citibank N.A.	11/12/15	USD	10.72	40,000	(14,562)
Kroger Co.	Call	Morgan Stanley & Co. International PLC	11/13/15	USD	37.09	5,000	(3,637)
Total							$(742,977)

SEPTEMBER 30, 2015	7

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$615,384,526	—	—	$615,384,526
Investment Companies	2,424,240	—	—	2,424,240
Short-Term Securities	28,229,516	—	—	28,229,516

Total	$646,038,282	—	—	$646,038,282

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(2,599,108)	$(928,147)	—	$(3,527,255)

[2] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$620,557	—	—	$620,557
Foreign currency at value	3,004	—	—	3,004
Cash pledged as collateral for OTC derivatives	420,000	—	—	420,000

Total	$1,043,561	—	—	$1,043,561

During the period ended September 30, 2015, there were no transfers between levels.

8	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 23, 2015